Investments - PrairieSky (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
(Gain) loss from investment	$ 293	$ 346	$ (38)
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Fair value loss (gain) from PrairieSky	55	326	(3)
Dividend income from PrairieSky	(17)	(17)	(17)
(Gain) loss from investment	$ 38	$ 309	$ (20)